Securities - Summary of Securities Classified by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 90,190,827
Financial liabilities	70,600,989	R$ 31,842,054
At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	2,237,442	2,021,707
Non-current financial liabilities	0	0
Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Non-stated maturity | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	2,237,442	2,021,707
Up to 3 months | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Up to 3 months | Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,031,715	1,202,749
From 3 to 12 months | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 3 to 12 months | Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
After one year | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets	34,572,107	9,804,819
Non-current financial assets	34,065,805	15,254,691
At fair value through PL and at OCI | Non-stated maturity
Disclosure of detailed information about financial instruments [line items]
Current financial assets	15,246,105	4,999,333
At fair value through PL and at OCI | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	794,025	257,544
At fair value through PL and at OCI | From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	18,531,977	4,547,942
At fair value through PL and at OCI | After one year
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	34,065,805	15,254,691
Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,829,791	2,266,971
Evaluated at amortized cost | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,623,487	807,218
Evaluated at amortized cost | From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	206,304	1,459,753
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,467,703	27,326,481
Financial liabilities	R$ 2,237,442	R$ 2,021,707